Document And Entity Information	Jul. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	BAYCOM CORP
Document, Type	8-K
Document, Period End Date	Jul. 21, 2026
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-38483
Entity, Tax Identification Number	37-1849111
Entity, Address, Address Line One	500 Ygnacio Valley Road
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	Walnut Creek
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94596
City Area Code	925
Local Phone Number	476-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCML
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001730984